SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   ______                          [ ]

     Post-Effective Amendment No.  22       File No.  2-65489      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  23                      File No.  811-2948     [X]

D.L. BABSON TAX-FREE INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 471-5200

Larry D. Armel, President, D.L. BABSON TAX-FREE INCOME FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri   64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1995
                                                   ___________________

It is proposed that this filing become effective:

  X   On October 31, 1995, pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Invest-ment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996, by August 30, 1996.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     D.L. BABSON TAX-FREE             Stradley, Ronon, Stevens & Young
     INCOME FUND, INC.                2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 569-3800
     Telephone: (816) 471-5200

		 D. L. BABSON TAX-FREE INCOME FUND, INC.

			CROSS REFERENCE SHEET

Form N-1A Item Number                          Location in Prospectus

Item 1.   Cover Page . . . . . . . . . . . . . Cover Page

Item 2.   Synopsis . . . . . . . . . . . . . . Not Applicable

Item 3.   Condensed Financial Information  . . Per Share Capital and
					       Income Changes

Item 4.   General Description of Registrant. . Investment Objective
					       and Portfolio
					       Management Policy

Item 5.   Management of the Fund . . . . . . . Officers and Directors;
					       Management and
					       Investment Counsel

Item 6.   Capital Stock and Other Securities . How to Purchase Shares;
					       How to Redeem Shares;
					       How Share Price is
					       Determined; General
					       Information and
					       History; How Share
					       Price is Determined
					       Dividends Distributions
					       and their Taxation

Item 7.   Purchase of Securities . . . . . . . Cover Page; How to
	       being Offered                   Purchase Shares;
					       Shareholder Services

Item 8.   Redemption or Repurchase  . . . . . How to Redeem Shares

Item 9.   Pending Legal Proceedings  . . . . . Not Applicable

	     D. L. BABSON TAX FREE INCOME FUND, INC.

		CROSS REFERENCE SHEET (continued)

					       Location in Statement
					       of Additional
Form N-1A Item Number                          Information

Item 10.  Cover Page . . . . . . . . . . . . . Cover Page

Item 11.  Table of Contents  . . . . . . . . . Cover Page

Item 12.  General Information and History  . . Investment Objectives
					       and Policies;
					       Management and
					       Investment Counsel

Item 13.  Investment Objectives and Policies . Investment Objectives
					       and Policies;
					       Investment Restrictions

Item 14.  Management of the Fund . . . . . . . Management and
					       Investment Counsel

Item 15.  Control Persons and Principal  . . . Management and
	  Holders of Securities                Investment Counsel;
					       Officers and Directors

Item 16.  Investment Advisory and other  . . . Management and
	  Services                             Investment Counsel;
					       Shareholder Services
					       (Prospectus)

Item 17.  Brokerage Allocation . . . . . . . . Portfolio Transactions

Item 18.  Capital Stock and Other Securities . General Information;
					       Financial Statements

Item 19.  Purchase, Redemption and Pricing . . How Share Purchases
	  of Securities Being Offered          are Handled; Redemption
					       of Shares
					       Financial Statements

Item 20.  Tax Status . . . . . . . . . . . . . Dividends,
					       Distributions and their
					       Taxation (in Prospectus

Item 21.  Underwriters . . . . . . . . . . . . How the Fund's Shares
					       are Distributed

Item 22. Calculation of Yield Quotations . . Performance Measures of Money Market Fund

Item 23.  Financial Statements . . . . . . . . Incorporated by
					       Reference

PROSPECTUS


October 31, 1995


D. L. BABSON TAX-FREE
INCOME FUND, INC.

Managed and Distributed By:
JONES & BABSON, INC.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108
Toll-Free 1-800-4-BABSON
(1-800-422-2766)
In the Kansas City area 471-5200

Investment Counsel:
DAVID L. BABSON & CO. INC.
Cambridge, Massachusetts

INVESTMENT OBJECTIVE

The Babson Tax-Free Income Fund offers investors a choice among three Portfolios with differing maturity lengths of investment-grade municipal securities providing the highest level of regular income exempt from federal income tax consistent with their quality and maturity standards.

The Money Market Portfolio further seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share. Although each Portfolio invests in high quality instruments, the shares of the Portfolios are not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a constant net asset value per share.

The Fund was founded particularly for those investors who share its investment goals and who wish to have their investment receive continuous portfolio supervision by the staff of David L. Babson
& Co. Inc.

PURCHASE INFORMATION

Minimum Investment
(each Portfolio selected)
Initial Purchase        $       1,000
Initial Uniform Transfers (Gifts)
	to Minors Purchases     $       250
Subsequent Purchase:
	By Mail $       100
	By Telephone or Wire    $       1,000
All Automatic Purchases $       100

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone numbers indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest.
A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
		Page
Fund Expenses           3
Financial Highlights            5
Investment Objective and Portfolio Management Policy            7
Risk Factors Peculiar to Municipal Securities           8
Repurchase Agreements           8
Investment Restrictions         9
Performance Measures            9
How to Purchase Shares          10
Initial Investments             11
Investments Subsequent to Initial Investment            11
Telephone Investment Service            12
Automatic Monthly Investment Plan               12
How to Redeem Shares            12
Systematic Redemption Plan              15
How to Exchange Shares Between Portfolios and Babson Funds
	16
How Share Price is Determined           17
Officers and Directors          18
Management and Investment Counsel               18
General Information and History         19
Dividends, Distributions and Their Taxation             20
Shareholder Services            22
Shareholder Inquiries           22

FUND EXPENSES


PORTFOLIO L

Shareholder Transaction Expenses

	Maximum sales load imposed on purchases                 None
	Maximum sales load imposed on reinvested dividends
	None
	Deferred sales load             None
	Redemption fee          None
	Exchange fee            None

Annual Fund Operation Expenses
(as a percentage of average net assets)

	Management fees                 .95%
	12b-1 fees              None
	Other expenses          .07%
	Total Fund operating expenses           1.02%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

	1 Year  3 Year  5 Year  10 Year
	$10     $32     $56     $124

PORTFOLIO S

Shareholder Transaction Expenses

	Maximum sales load imposed on purchases                 None
	Maximum sales load imposed on reinvested dividends
	None
	Deferred sales load             None
	Redemption fee          None
	Exchange fee            None

Annual Fund Operation Expenses
(as a percentage of average net assets)

	Management fees                 .95%
	12b-1 fees              None
	Other expenses                  .06%
	Total Fund operating expenses           1.01%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

	1 Year  3 Year  5 Year  10 Year
	$10     $32     $56     $124

PORTFOLIO MM

Shareholder Transaction Expenses

	Maximum sales load imposed on purchases                 None
	Maximum sales load imposed on reinvested dividends
	None
	Deferred sales load             None
	Redemption fee          None
	Exchange fee            None

Annual Fund Operation Expenses
(as a percentage of average net assets)

	Management fees                 .50%
	12b-1 fees              None
	Other expenses                  .09%
	Total Fund operating expenses           .59%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

	1 Year  3 Year  5 Year  10 Year
	$6      $19     $33     $74

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The expenses set forth above are for the fiscal year ended June 30, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

D. L. BABSON TAX-FREE INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

The following financial highlights for each of the ten years in the period ended June 30, 1995, have been derived from audited financial statements of D.L. Babson Tax-Free Income Fund, Inc.
Such information for each of the five years in the period ended June 30, 1995 should be read in conjunction with the financial statements of the Fund and the report of Arthur Andersen LLP, independent public accountants, appearing in the June 30, 1995 annual report to shareholders which is incorporated by reference in this prospectus. The information for each of the five years in the period ended June 30, 1990, is not covered by the report of Arthur Andersen LLP.

PORTFOLIO L              1995   1994   1993   1992   1991   1990   1989   1988   1987   1986
Net asset value,
beginning of year      $ 8.52 $ 9.49 $ 9.04 $ 8.74 $ 8.63 $ 8.80 $ 8.41 $ 8.64 $ 9.45 $ 8.76
Income from investment
operations:
Net investment income    0.42   0.43   0.46   0.52   0.54   0.56   0.65   0.64   0.63   0.71
Net gains or losses on
securities (both
realized and
unrealized)              0.17  (0.56)  0.57   0.57   0.11  (0.17)  0.39  (0.04) (0.21)  0.69
Total from Investment
Operations               0.59  (0.13)  1.03   1.09   0.65   0.39   1.04   0.60   0.42   1.40

Less distributions:
Dividends from net
investment income       (0.42) (0.43) (0.46) (0.52) (0.54) (0.56) (0.65) (0.64) (0.63) (0.71)
Distributions from
capital gains           (0.02) (0.41) (0.12) (0.27)   --    --       --  (0.19) (0.60)   --
Total Distributions     (0.44) (0.84) (0.58) (0.79) (0.54) (0.56) (0.65) (0.83) (1.23) (0.71)
Net asset value,
end of year            $ 8.67 $ 8.52 $ 9.49 $ 9.04 $ 8.74 $ 8.63 $ 8.80 $ 8.41 $ 8.64 $ 9.45

Total Return               7%   (2)%    12%    13%     8%     5%    13%     7%     5%    17%

Ratios/Supplemental
Data
Net assets, end of year
(in millions)          $   28 $   30 $   34 $   30 $   29 $   28 $   26 $    21 $   22 $   21
Ratio of expenses
to average net assets   1.02%  1.02%  1.00%  0.99%  0.98%  1.00%  0.99%   1.00%  0.99%  1.00%
Ratio of net investment
income to
average net assets      4.98%  4.73%  5.03%  5.73%  6.22%  6.47%  5.51%   7.54%  6.80%  7.75%
Portfolio turnover
rate                      34%    53%   126%   128%   116%   121%   172%    168%   123%    46%

FINANCIAL HIGHLIGHTS
PORTFOLIO S              1995   1994  1993    1992   1991  1990    1989   1988   1987   1986
Net asset value,
beginning of year      $10.62 $11.05 $10.78 $10.54 $10.44 $10.46 $10.54 $10.74 $10.72 $10.51
Income from investment
operations:
Net investment income    0.45   0.46   0.50   0.55   0.59   0.61   0.68   0.64   0.64   0.68
Net gains or losses on
securities (both
realized and
unrealized)              0.10  (0.37)  0.29   0.36   0.21  (0.02) (0.05) (0.11)  0.09   0.21
Total from Investment
Operations               0.55   0.09   0.79   0.91   0.80   0.59   0.63   0.53   0.73   0.89
Less distributions:
Dividends from net
investment income       (0.45) (0.46) (0.50) (0.55) (0.59) (0.61) (0.68) (0.64) (0.64) (0.68)
Distributions from
capital gains           (0.01) (0.06) (0.02) (0.12) (0.11)     -- (0.03) (0.09) (0.07)    --
Total Distributions     (0.46) (0.52) (0.52) (0.67) (0.70) (0.61) (0.71) (0.73) (0.71) (0.68)
Net asset value,
end of year            $10.71 $10.62 $11.05 $10.78 $10.54 $10.44 $10.46 $10.54 $10.74 $10.72
Total Return               5%     1%     8%     9%     8%     6%     6%     5%     7%     9%
Ratios/Supplemental
Data
Net assets,
end of year
(in millions)          $   28 $   29 $   26 $   22 $   18 $   18 $   18 $   17 $   16 $   13
Ratio of expenses
to average
net assets              1.01%  1.02%  1.00%  1.00%  0.99%  0.99%  0.99%  1.00%  0.99%  1.00%
Ratio of net
investment income to
average net assets      4.28%  4.22%  4.58%  5.14%  5.57%  5.82%  6.48%  6.01%  5.91%  6.47%
Portfolio turnover
rate                      34%    21%    47%    81%    98%    74%   115%   131%    66%    35%

PORTFOLIO MM           1995    1994  1993   1992  1991    1990    1989  1988   1987   1986
Net asset value,
beginning of year     $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income from
investment
operations:
Net investment income   0.03   0.02   0.02   0.03   0.05   0.05   0.05   0.04   0.04   0.05
Less distributions:
Dividends from net
investment income      (0.03) (0.02) (0.02) (0.03) (0.05) (0.05) (0.05) (0.04) (0.04) (0.05)
Net asset value,
end of year           $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return              3%     2%     2%     3%     5%     6%     6%     4%     4%     5%

Ratios/Supplemental
Data
Net assets, end of
year (in millions)    $   16 $   15 $    9 $   10 $   10 $   11 $   14 $   13 $   12 $   10
Ratio of expenses
to average
net assets             0.59%  0.57%  0.56%  0.55%  0.54%  0.55%  0.54%  0.55%  0.54%  0.55%
Ratio of net
investment income
to average net assets  3.07%  1.99%  2.18%  3.40%  4.82% 5.44%   5.69%  4.44%  4.05%  4.76%


INVESTMENT OBJECTIVE AND
PORTFOLIO MANAGEMENT POLICY

Babson Tax-Free Income Fund offers three separate Portfolios.
The Fund's objective is to provide investors with the highest level of investment income exempt from federal income tax consistent with the quality and maturity standards prescribed for each Portfolio. The Money Market Portfolio further seeks to maintain liquidity and a constant price of $1.00 per share. Although the Fund cannot guarantee that these objectives will be achieved, but through careful management and diversification it will seek to reduce risk and enhance the opportunities for higher income and greater price stability.

Each Portfolio will have substantially all of its assets invested in investment-grade municipal securities, the interest on which is deemed exempt from federal income tax (including the alternative minimum tax). The essential difference in the Portfolios will be the time to maturity of their holdings. Investors may suit their financial needs and circumstances by investing in one or more of the Portfolios or by transferring from one to another. For a description of municipal securities and their ratings, see "Municipal Securities Described and Ratings" in the "Statement of Additional Information." The Portfolios are:

Portfolio L - Longer Term: The weighted average maturity is expected to be between ten and twenty-five years with maturities generally being longer than five years at the time of purchase. There is no maximum maturity. Longer maturities produce higher income but carry greater possibility of price fluctuation compared to obligations with shorter terms.

Portfolio S - Shorter Term: The weighted average maturity is expected to be between two and five years with no maturities more than ten years at the time of purchase. Shorter maturities usually result in lower income but provide more stability in price when compared to obligations with longer maturities.

Portfolio MM - Money Market: Expected average weighted maturity is 90 days or less. No maturities will be more than one year at the time of purchase. Net asset value is expected to remain constant at $1.00 per share.


During periods of normal market conditions, the Fund will invest at least 80% of the total assets of each Portfolio (exclusive of cash) in municipal securities, such as bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States including their political subdivisions or their constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax including the alternative minimum tax. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations. During the Fund's fiscal year ended June 30, 1995, the following percentages of income were exempt from federal income taxes: Portfolio L, 98.72%, Portfolio S, 99.10% and Portfolio MM, 99.70%.


At least 90% of the municipal bonds in Portfolio L and Portfolio S will be rated at the time of purchase within the top three classifications of Moody's Investors Service, Inc. (Aaa, Aa and A), or by Standard and Poor's Corp. (AAA, AA and A). Any municipal bond backed by the full faith and credit of the federal government shall be considered to have a rating of AAA.
Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; or (2) are rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) if the notes are not rated, then the issuer's long-term bond rating must be at least A as determined by Moody's or by S&P. Short-term discount notes are limited to those obligations rated A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody's or their equivalents as determined by the Board of Directors. With respect to short-term discount notes which are not rated, the issuer's long-term bond rating must be at least A by S&P or Moody's.

One hundred percent of the bonds in Portfolio MM must be rated at the time of purchase within the two highest grades assigned by Moody's Investors Service, Inc. (Aaa and Aa), or Standard &
Poor's Corporation (AAA and AA), or of comparable quality as determined by the Board of Directors. Any municipal bond held in Portfolio MM- Money Market that is backed by the full faith and credit of the federal government shall be considered to have a rating of AAA. Investments in short-term municipal obligations and notes will be limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or (3) if the obligations or notes are not rated, then of comparable quality as determined by the Board of Directors. Short-term discount notes will be limited to those obligations rated A-1 by S&P or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, then they must be of comparable quality as determined by the Board of Directors.

While the Fund normally maintains at least 80% of each Portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the United States of America, its agents or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. or Prime-2 or better by Moody's Investors Service, Inc., or certain rights to acquire these securities.
The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes.
It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations which are backed by the U.S. government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its in-vestments in municipal securities in accordance with its investment policies.


For the three years ended June 30, 1995, the annual portfolio turnover rates were as follows:

		Portfolio
	Fiscal  Turnover
	Year    Rate

Portfolio L _   1993    126%
	Longer Term     1994    53%
		1995    34%

Portfolio S _   1993    47%
	Shorter Term    1994    21%
		1995    34%


Since short-term debt securities with maturities of less than one year are excluded from calculation of portfolio turnover, Portfolio MM - Money Market has no portfolio turnover. The Fund has paid no commissions.

RISK FACTORS PECULIAR TO
MUNICIPAL SECURITIES

The values of the Portfolios and in turn the price of their shares, may increase or decrease whenever interest rates change on new issues. Normally, Portfolio price volatility declines as its average maturity shortens. The Money Market Portfolio will attempt to maintain a constant price, but there is no guarantee. There also is a possibility that any of the issues may default on their obligation. Management intends to minimize this risk by maintaining all Portfolios in issues rated high in quality.

REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.

The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the total assets of the Fund.

Risk Factors Applicable
to Repurchase Agreements

Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed-to interest rate within a specified time. A risk of repurchase agreements is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be temporarily impaired, and it subsequently might incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation. There is also the risk that the Fund may be delayed or prevented from exercising its rights to dispose of the collateral.

INVESTMENT RESTRICTIONS

In addition to the policies set forth under the caption "Investment Objective and Portfolio Management Policy" the Fund is subject to certain other restrictions which may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund or the affected Portfolio series. Among these restrictions, the more important ones are that the Fund (Portfolio) will not invest in equity securities; purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; borrow money in any Portfolio except for temporary emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of that Portfolio. The full text of these restrictions is set forth in the "Statement of Additional Information."

There is no limitation with respect to investments in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

PERFORMANCE MEASURES

From time to time, each of the Portfolios may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance is included in the Fund's Annual Report to Shareholders which is available from the Fund upon request at no charge.
Yield of Portfolio MM

From time to time, Portfolio MM may advertise "yield" and "effective yield." The "yield" of a Fund refers to the income generated by an investment over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Portfolio MM may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of Portfolio MM and in providing a basis for comparison with other investment alternatives. However, since the net investment income of Portfolio MM changes in response to fluctuations in interest rates and Portfolio expenses, any given yield quotations should not be considered representative of the Portfolio's yield for any future period. Current yield and price quotations for the Portfolio may be obtained by telephoning 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-
5200.
Total Return of Portfolios L and S

Portfolio L and Portfolio S may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolios during the period were reinvested in additional shares. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, each Portfolio may compare its performance to that of other mutual funds with similar investment objectives and to bond or other relevant indices. Portfolio S and Portfolio L may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service and to the Shearson
Lehman Hutton Government/Corporate Index, an unmanaged index of government and corporate bonds, or the Consumer Price
Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine,
Business Week, Morningstar Mutual Funds, Investor's Business
Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and
Barron's may also be used in comparing performance of the Fund. Similarly, Portfolio MM may compare its yields to the Donoghue's Money Fund Average and the Donoghue's Government Money
Fund Average which are averages compiled by Donoghue's Money
Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, or to the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's, may also be cited (if a Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyeser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Company Service and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., Three Crown
Center, 2440 Pershing Road, Suite G-15, Kansas City, MO 64108.

For information call toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal
Reserve wire systems.

You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Portfolio's net asset value (price) per share next computed after a purchase order becomes effective and payment has been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund.

A purchase order becomes effective when it has been received in the form of federal funds or converted to federal funds and accepted by the Fund. Payments transmitted by federal funds wire can become effective upon receipt. Payments transmitted by other bank wire may take longer to be converted to federal funds. Money transmitted by check is normally converted into federal funds on the second business day following receipt. (Federal funds are deposits made by member banks of the Federal Reserve System with the Federal Reserve Bank which can be electronically transferred from one member bank to another.)

The Fund reserves the right in its sole discretion to withdraw all or any part of the offerings made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($1,000 minimum for each Portfolio selected unless your purchase is pursuant to the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250 for each portfolio selected) payable to UMB Bank, n.a. Mail your application and check to:

D.L. Babson Tax-Free Income Fund, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Initial investments - By wire. You may purchase shares of the Fund by wiring the purchase price ($1,000 minimum for each Portfolio selected) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200 and provide it with the identity of the registered account owner, the registered address, the Social Security or Tax Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695
For Babson Tax-Free Income Fund (insert
name and number of Portfolio)
	Portfolio L _ Longer Term/AC=987032-619-1
	Portfolio S _ Shorter Term/AC=987032-618-3
	Portfolio MM _ Money Market/AC=987032-617-5
OBI=(assigned Fund number and name in which registered.)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT
 TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.

Checks should be mailed to the Fund at its address, but make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Babson Fund (Portfolio) in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES

Shareholders registered in the stock records of the Fund may withdraw all or part of their investment by redeeming shares for which the Fund has received unconditional payment in the form of federal funds or such payment has been converted to federal funds and accepted by the Fund. For your convenience, and to enable your account to continue earning daily dividends as long as possible, the Fund offers several redemption procedures.
Portfolio L _ Longer Term and Portfolio S _ Shorter Term _ You may redeem shares from these Portfolios only by mail. In the case of certain institutions which have made satisfactory redemption arrangements with the Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of the Fund, a fee may be charged by such broker.
Portfolio MM _ Money Market _ You may redeem shares from this Portfolio by mail, telephone/telegraph or by "check" (draft) if you have met all of the conditions as hereinafter prescribed for these features.

In each instance you must comply with the general requirements relating to all redemptions as well as with specific requirements set out for the particular redemption method you select. If you wish to expedite redemptions by using the telephone/telegraph or draft writing (check) privileges, you should carefully note the special requirements and limitations relating to these methods, (available for Portfolio MM - Money Market only).

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund at Three Crown Center, 2440 Pershing Road, Suite G-15, Kansas City,
Missouri 64108. Shareholders who have authorized telephone redemption (Portfolio MM only) may call toll free 1-800-4-
BABSON (1-800-422-2766), or in the Kansas City area 471-5200.
The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (For more information on how the Fund intends to maintain a constant price for shares of Portfolio MM, see "How
Share Price is Determined.")

The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the fifth day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.
Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Shares redeemed will be entitled to receive all dividends declared through the date of redemption. If you redeem all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date, according to your dividend instructions on file with the fund. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal five-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met.

Withdrawal By Mail - Shares may be redeemed by mailing your request to the Fund. To be in "good order" the request must include the following:

	(1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

	(2) any outstanding stock certificates representing shares to be redeemed;

	(3)     signature guarantees as required; and
		(See Signature Guarantees.)

	(4) any additional documentation which the Fund may deem necessary to insure a genuine redemption.
Withdrawal By Telephone or Telegraph (Portfolio MM only) You may withdraw any amount of $1,000 or more by telephone toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200, or by telegram to the Fund's address.

Telephone/telegraph redemption authorization signed by all registered owners with signatures guaranteed must be on file with the Fund before you may redeem by telephone or telegraph. The signature guarantee requirement may be waived by the Fund if the request for this redemption method is made at the same time the initial application to purchase shares is submitted.

All communications must include the Fund's name, Portfolio name, your account number, the exact registration of your shares, the number of shares or dollar amount to be redeemed, and the identity of the bank and bank account (name and number) to which the proceeds are to be wired. This procedure may only be used for non-certificated shares held in open account. For the protection of shareholders, your redemption instructions can only be changed by filing with the Fund new instructions on a form obtainable from the Fund which must be properly signed with signature(s) guaranteed.

Telephone or telegraph redemption proceeds may be transmitted to your pre-identified bank account either by wire or mail to a domestic commercial bank which is a member of the Federal
Reserve System as designated by you on your pre-authorization form. If you elect to have proceeds wired to your bank, and your request is received prior to 1:00 P.M. (Eastern Time), proceeds normally will be wired the following business day. If your request is received during the day thereafter, proceeds normally will be wired on the second business day following the day of receipt of your request. It is the Fund's present policy not to assess wire charges on amounts of $5,000 or more. A charge of $5 normally will be made on lesser amounts, but this charge may be reduced or waived in connection with master accounts. The Fund reserves the right to change this policy or to refuse a telephone or telegraph redemption request or require additional documentation to assure a genuine redemption, and, at its option, may pay such redemption by wire or check and may limit the frequency or the amount of such request. The Fund reserves the right to terminate or modify any or all of the services in connection with this privilege at any time without prior notice. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of withdrawal instructions, and there are provisions on the authorization form limiting their liability in this respect.

Withdrawal by Draft ("Check") (Portfolio MM only) _ This method of redemption is limited to open account shares. You may elect this method of redemption on your initial application, or on a form which will be sent to you upon request. All signatures must be guaranteed unless this method of redemption is elected on your initial application. The authorization form, which all registered owners must sign, also contains a provision relieving the Fund and Jones & Babson, Inc. from liability for loss, if any, which you may sustain arising out of a non-genuine redemption pursuant to this redemption feature. Any additional documentation required to assure a genuine redemption must be maintained on file with the Fund in such current status as the Fund may deem necessary. A new form properly signed, with signature(s) guaranteed must be received and accepted by the Fund before authorized redemption instructions already on file with the Fund can be changed.
When the draft authorization form is received by the Fund in "good order" and accepted, you will be provided a supply of drafts ("checks") which may be drawn on the Fund. Drafts must be deposited in a bank account of the payee to be cleared through the banking system in order to be presented to the Fund for payment through UMB Bank, n.a. An additional supply of drafts will be furnished upon request. There presently is no charge for these drafts or their clearance. However, the Fund and UMB Bank, n.a. reserve the right to make reasonable charges and to terminate or modify any or all of the services in connection with this privilege at any time and without prior notice.

These drafts must be signed by all registered owners exactly as the shares are registered, except that if shares are owned in joint tenancy, drafts may be signed by any one joint owner unless otherwise indicated on the application. They may be made payable to the order of any person in any amount ranging from $500 to $100,000. The bank of the draft payee must present it for collection through UMB Bank, n.a. which delivers it to the Fund for redemption of a sufficient number of shares to cover the amount of the draft. Dividends will be earned by the shareholder on the draft proceeds until it clears at UMB Bank, n.a. Drafts will not be honored by the Fund and will be returned unpaid if there are insufficient open account shares to meet the withdrawal amount. The Fund reserves the right to withhold the bank's redemption request until it determines that it has received unconditional payment in federal funds for at least the number of shares required to be redeemed to make payment on the draft. If such a delay is necessary, the bank may return the draft not accepted (by the Fund) because there are not sufficient shares for which good payment has been received in the shareholder account. Dividends declared but not yet paid to you cannot be withdrawn by drafts. Drafts (checks) written on the Babson Tax-Free Income Fund (Portfolio MM) should not be used as a redemption form or for the transfer of shares to another Babson Fund unless the registration of the accounts involved is identical.

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
BETWEEN PORTFOLIOS AND BABSON FUNDS

Shareholders may exchange without a waiting period their shares of Portfolio MM which are held in open account, and shareholders may exchange their shares of Portfolio S and Portfolio L if held in open account for 30 days or more for identically registered shares of any other Babson Fund, or any other Portfolio in the Babson
Fund Group which is legally registered for sale in the state of residence of the investor, except Babson Enterprise Fund, Inc., provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged.

Effective at the close of business on January 31, 1992, the Directors of the Babson Enterprise Fund, Inc. took action to limit the offering of that Fund's shares. Babson Enterprise Fund, Inc. will not accept any new accounts, including IRAs and other retirement plans, until further notice, nor will Babson Enterprise Fund accept transfers from shareholders of other Babson Funds, who were not shareholders of record of Babson Enterprise Fund at the close of business on January 31, 1992. Investors may want to consider purchasing shares in Babson Enterprise Fund II, Inc. as an alternative.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph.
The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Babson Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Fund or Portfolio in the Babson Fund Group, you should review the prospectus of the Fund to be purchased which can be obtained from Jones & Babson, Inc. Any such exchange will be based on the respective net asset values of the shares involved. Any exchange between Funds or Portfolios involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share of each Portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The prices for Portfolio S and Portfolio L are determined at 4:00
P.M.(Eastern Time). The price for Portfolio MM is determined at 1:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from each Portfolio's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Portfolio L and Portfolio S - Securities in Portfolio L and Portfolio S for which market quotations are readily available are valued at the mean between the most recent bid and asked prices which may be furnished by a pricing service or directly by market makers for such securities. Portfolio securities for which market quotations are not readily available, and other assets, will be valued at fair value using methods determined in good faith by the Board of Directors and may include yield equivalents (bonds are frequently quoted on the basis of yield), which will be applied on a consistent basis. This shall include valuations which may be furnished by a pricing service which may employ electronic data processing techniques, including a matrix system to determine valuations. Short-term instruments maturing within 60 days of the valuation date may be valued at cost plus or minus any amortized discount or premium. The Board of Directors will review valuation methods regularly in order to determine their appropriateness. Portfolio MM _ Normally Portfolio MM's price will be $1.00 per share. Although unlikely, it still is possible that the value of the shares you redeem may be more or less than your cost depending on the market value of the Portfolio's securities at the time a redemption becomes effective. The Fund has received an order of exemption permitting the Money Market Portfolio to value its assets on the basis of amortized cost.

The valuation of securities based upon amortized cost does not take into account unrealized capital gains or losses. Using amortized cost, an instrument is valued at its cost and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

The Exemptive Order permitting the Money Market Portfolio to value its assets on the basis of amortized cost and to maintain a stable net asset value of $1.00 per share, is subject to certain conditions which have been agreed to by the Fund. Accordingly, the Fund maintains a dollar-weighted average Portfolio maturity for the Money Market Portfolio of 90 days or less, and has agreed to purchase instruments having remaining maturities not exceeding one year, and to invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks.

The Directors have established procedures designed to maintain the Money Market Portfolio's price per share, as computed for the purpose of sales and redemptions, at $1.00. These procedures include a review of the Portfolio's holdings by the Directors at such intervals as they deem appropriate to determine whether the Portfolio's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.
If any deviation exceeds one-half of one percent, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of Portfolio instruments prior to maturity to realize capital gains or losses or to shorten average Portfolio maturity; withhold dividends; make a special capital distribution; redeem shares in kind; or establish net asset value per share using available market quotations.

OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and its officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1979, and acts as its manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and therefore payable by the Fund, are taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the Securities and Exchange Commission and the Securities Departments of the various States, brokerage costs, dues, and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.

As a part of the Management Agreement, Jones & Babson, Inc.
employs at its own expense David L. Babson & Co. Inc. as its investment counsel to assist in the investment advisory function. David L. Babson & Co. Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc.
and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service.
The cost of the services of David L. Babson & Co. Inc. is included in the fee of Jones & Babson, Inc. The Management Agreement limits the liability of the manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. Joanne E. Keers has been the portfolio manager of Babson Tax-Free Portfolio MM since 1989.
She joined David L. Babson & Co. in 1987 and has eight years investment management experience. Joel M. Vernick has been the portfolio manager of Portfolios L and S since 1986. He is Chartered Financial Analyst. He joined David L. Babson & Co. in
1986 and has 16 years investment management experience.
As compensation for all the foregoing services, Portfolio L and Portfolio S pay Jones & Babson, Inc. a fee at the annual rate of 95/100 of one percent (.95%) of each Portfolio's average daily net assets, which is computed daily and paid semimonthly, from which Jones & Babson, Inc. pays David L. Babson & Co. Inc. a fee of 25/100 of one percent (.25%). Portfolio MM pays Jones & Babson, Inc. a fee at the annual rate of 50/100 of one percent
(.50%) computed daily and paid semimonthly, from which Jones
& Babson, Inc. pays David L. Babson & Co. Inc. a fee of 10/100 of one percent (.10%).


The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund. As a result, it is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund. Yet, it compares favorably with these other advisers when all expenses to Fund shareholders are taken into account. The total expenses of the Fund for the fiscal year ended June 30, 1995, amounted to 1.02% of the average net assets for Portfolio L; 1.01% for Portfolio S and
 .59% for Portfolio MM. Per share expenses of the three series may differ due to differences in registration fees.


Certain officers and directors of the Fund are also officers or directors or both of other Babson Funds, Jones & Babson, Inc. or David L. Babson and Co. Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.
David L. Babson & Co. Inc. is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson & Co. Inc., under the Investment Company Act of 1940.


The current Management Agreement between the Fund and Jones
& Babson, Inc., which includes the Investment Counsel
Agreement between Jones & Babson, Inc. and David L. Babson &
Co. Inc., will continue in effect until October 31, 1996, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The
Agreements terminate automatically if assigned by either party.


GENERAL INFORMATION AND HISTORY

The Fund, incorporated in Maryland on August 22, 1979, has a present authorized capitalization of 200,000,000 shares of $.10 par value common stock to be issued in three separate classes ("Portfolios"). Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights.
The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors. Each series will vote separately on investment advisory agreements, changes in fundamental policies, and other matters affecting each series separately.

The Maryland Statutes permit registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and
(4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund may use the name "Babson" in its name so long as Jones
& Babson, Inc. is continued as manager and David L. Babson &
Co. Inc. as its investment counsel. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones & Babson, Inc.
This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange
Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

At the close of each business day, dividends consisting of substantially all of each Portfolio's net investment income are declared payable to shareholders of record at the close of the previous business day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month. Dividend and capital gains distributions, if any, are automatically reinvested in additional shares at net asset value, unless the shareholder has elected in writing to receive cash. The method of payment elected remains in effect until the Fund is notified in writing to the contrary. If at the time of a complete redemption and closing of a shareholder account, there is net undistributed income to the credit of the shareholder, it will be paid by separate check on the next dividend distribution date. In the case of a partial redemption, any net undistributed credit will be distributed on the next dividend date according to the shareholder's instructions on file with the Fund.

Shares begin earning income on the day following the effective date of purchase. Income earned by the Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business, except for month-ends when such dividend is declared as of the last day of the month.
Shareholders are notified annually by the Fund as to the Federal tax status of dividends and distributions paid by each Portfolio during the calendar year.

Each Portfolio within the Fund has qualified and intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that each Portfolio will not be subject to Federal income tax to the extent that it distributes its income to its shareholders. In addition each Portfolio intends to invest a sufficient portion of its assets in municipal bonds and municipal notes so that it will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. The dividends payable by a Portfolio from net tax-exempt interest from municipal bonds will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of such Portfolio consists of municipal bonds.

Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for Federal income tax purposes. Any insurance proceeds which represent maturing interest on defaulted municipal obligations held by a Portfolio will be excludable from Federal gross income. Distributions of net investment income received by a Portfolio from investments in debt securities other than municipal obligations, and any net realized short-term capital gains distributed by a Portfolio, will be taxable to the shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Further, any distribution of net realized capital gains will generally be subject to taxation at the state and local level.
Any loss incurred on sale or exchange of shares, held for six months or less, will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

The Tax Reform Act of 1986 imposes certain additional restrictions on the use of tax-exempt bond financing for non-governmental business activities, such as industrial development bonds. Accordingly, interest on certain types of non-essential, or private activity bonds may no longer be exempt from Federal income tax. Interest on other types of non-essential or private activity bonds while still tax-exempt, will be treated as a tax preference item for corporate and individual investors in determining their liability in tax years beginning after 1986. Whether paid in cash or additional shares of a Portfolio, and regardless of the length of time the shares in such Portfolio have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Information as to tax status of dividends will be provided annually showing on an average basis that portion which is taxable and that portion which is tax-exempt based on income received during the previous year. Shareholders who have not been in a Portfolio for a full fiscal year may have designated as tax-exempt a percentage of income which is not equivalent to the actual amount applicable to the period for which they have held shares. Such dividends and distributions may also be subject to state and local taxes. Exchanges and redemptions of shares in a Portfolio are taxable events for Federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

Each Portfolio intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, each Portfolio expects to distribute during the calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in December by a Portfolio will be deemed to have been paid by such Portfolio and received by shareholders on December 31 so long as the dividends are actually paid before February 1 of the following year.
Pursuant to the Social Security Act Amendments of 1983, up to
50% of a social security recipient's benefits may be included in federal taxable income for benefit recipients whose adjusted gross income (including income from the tax-exempt sources such as tax-exempt bonds in each Portfolio) plus 50% of their benefits exceeds certain established amounts.

To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. The Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held be each Portfolio during the preceding year.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR
OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

SHAREHOLDER SERVICES

The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See "Telephone Investment Service."

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Babson Funds to an identically registered account in any other fund in the Babson
Group except Babson Enterprise Fund, Inc. according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic
Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.
Sub-Accounting _ Investors who must maintain separate participant accounting records may meet these needs through services provided by the Fund's manager, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Fund and its manager reserve the right to make reasonable charges for this service.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-4-
BABSON (1-800-422-2766), or in the Kansas City area 471-5200.
Shareholders may address written inquiries to the Fund at:
D.L. Babson Tax-Free Income Fund, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, MO 64108

AUDITORS
ARTHUR ANDERSEN LLP
Kansas City, Missouri

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG
Philadelphia, Pennsylvania
JOHN G. DYER
Kansas City, Missouri

CUSTODIAN
UMB BANK, n.a.
Kansas City, Missouri
TRANSFER AGENT
JONES & BABSON, INC.
Kansas City, Missouri

PART B

D.L. BABSON TAX-FREE INCOME FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION


October 31, 1995

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated October 31, 1995. To obtain the Prospectus please call the Fund toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200.


TABLE OF CONTENTS
	PAGE
Investment Objective and Policies
Portfolio Transactions
Investment Restrictions
Performance Measures
How the Fund's Shares are Distributed
How Share Purchases are Handled
Redemption of Shares
Signature Guarantees
Management and Investment Counsel
How Share Price is Determined
Officers and Directors
Custodian
Independent Public Accountants
Other Jones & Babson Funds
Municipal Securities Described and Ratings
Financial Statements

INVESTMENT OBJECTIVE AND
POLICIES

The following  policies supplement the
Fund's investment objective and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by Jones & Babson, Inc. pursuant to recommendations by
David L. Babson & Co. Inc.  Officers of
the Fund and Jones & Babson, Inc. are
generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

In all transactions, it is the Fund's policy to obtain the best combination of price and execution commensurate with the circumstances as viewed at the time.

The Fund expects that purchases and
sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by the Fund for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services.
However, the Fund reserves the right to
do so within the principles set out in
Section 28(e) of the Securities Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker
or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and Jones and Babson, Inc.

Since the Fund does not market its
shares through intermediary brokers or
dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agent in the purchase of the Fund's shares for their clients.

Research services furnished by broker-
dealers may be useful to the Fund manager and its investment counsel in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of its shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding.
Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The Fund does not intend to purchase
securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. A security may be sold and another of comparable quality purchased at approximately the same time, however, to take advantage of what the Fund's manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of the Fund's management, a favorable yield spread exists between specific issues or different market sectors.

Since short-term debt instruments with
maturities of less than one year are
excluded from the calculation of portfolio turnover, the Fund does not anticipate having a portfolio turnover ratio for Portfolio MM.

INVESTMENT RESTRICTIONS

In addition to the investment objective
and portfolio management policies set
forth in the Prospectus under the caption
"Investment Objective and Portfolio
Management Policy," the following
restrictions also may not be changed
without approval of the "holders of a
majority of the outstanding shares" of the Fund or the affected Portfolio series.

The Fund will not: (1) invest in equity
securities or securities convertible into equities; (2) purchase more than 10% of the outstanding publicly issued debt obligations of any issuer; (3) borrow money in any Portfolio except for temporary emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of that Portfolio; (4) pledge, mortgage or hypothecate the assets of any Portfolio to an extent greater than 10% of the value of the net assets of that Portfolio; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by real estate; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed;
(9) purchase on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%)
of the securities of such issuer; (11)
purchase or sell commodities or
commodity contracts; (12) invest in put, call, straddle or special options; (13) purchase securities of any issuer (except the United States government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States government) in any Portfolio if, as a result, more than 5% of the total assets of that Portfolio would be invested in the securities of such issuer; for purposes of this limitation, "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security;
(14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or
(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States government or its agencies or instrumentalities.

In addition to the fundamental
investment restrictions set out above, in order to comply with the law or regulations of various states, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange; (2) write put or call options (3) invest in oil, gas and other mineral leases or arbitrage transactions; or (4) purchase or sell real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

Certain states also require that the
Fund's investments in warrants which are not listed on the New York or American
Stock Exchange, valued at the lower of
cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American Stock Exchange.
Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation.

PERFORMANCE MEASURES

Yield of Portfolio MM

From time to time, Portfolio MM may
quote its yield in advertisements,
shareholder reports or other
communications to shareholders.  Yield
information is generally available by calling the Fund toll free 1-800-4-BABSON (1-
800-422-2766), or in the Kansas City area
471-5200.

The current annualized yield for
Portfolio MM is computed by:  (a)
determining the net change in the value of
a hypothetical pre-existing account in a
Fund having a balance of one share at the
beginning of a seven calendar-day period
for which yield is to be quoted, (b)
dividing the net change by the value of the
account at the beginning of the period to
obtain the base period return, and (c)
annualizing the results (i.e., multiplying the
base period return by 365/7).  The net
change in value of the account reflects the
value of additional shares purchased with
dividends declared on the original share
and any such additional shares, but does
not include realized gains and losses or
unrealized appreciation and depreciation.
In addition, each Fund may calculate a
compound effective yield by adding 1 to
the base period return (calculated as
described above, raising the sum to a
power equal to 365/7 and subtracting 1).


For the seven-day period ended June 30,
1995, the current annualized yield of
Portfolio MM was 3.64% and the
compound effective yield was 3.70%.  At
June 30, 1995, Portfolio MM's average
maturity was 44 days.


Total Return for Portfolio L and
Portfolio S

These Portfolios' "average annual total
return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange
Commission.  The formula can be
expressed as follows:

	P(1+T)n =       ERV

Where:  P        =      a hypothetical initial
payment                                 of $1000

	T        =      average annual total return

	n        =      number of years


	ERV     =       Ending Redeemable
			Value of a hypothetical
			$1000 payment made at the
			beginning of the 1, 5, or 10
			years (or other) periods at
			the end of the 1,5, or 10
			years (or other) periods (or
			fractional portions thereof);


The table below shows the average total
return for each of the Funds or Portfolios for the specified periods.

	Portfolio L     Portfolio
S
For the one year
7/1/94-6/30/95  7.21%   5.32%

For the five years
7/1/90-6/30/95  7.46%   6.00%

For the ten years
7/1/85-6/30/95  8.27%   6.28%

From commencement
of operations
to 6/30/95*     7.69%   6.74%
__________________________________
*       Portfolios L & S commenced operation
on      February 22, 1980.


HOW THE FUND'S SHARES
ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the
Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive
any fee or other compensation under the
distribution agreement which continues in effect until October 31, 1996, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's
Board of Directors, including a majority of those Directors who are not parties to such agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.


Jones & Babson, Inc. also acts as sole
distributor of the shares of David L.
Babson Growth Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund, Inc., D.
L. Babson Money Market Fund, Inc., D.
L. Babson Bond Trust, Shadow Stock
Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional
Fund, Inc., Scout WorldWide Fund, Inc.,
Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield
Fund, Inc. and Buffalo USA Global Fund,
Inc.

HOW SHARE PURCHASES ARE
HANDLED

Each order accepted will be fully
invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-
to-date statement which provides the
details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, price per share, and aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase
are held by the Fund in open account,
thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB
Bank, n.a.

If an order to purchase shares must be
canceled due to non-payment, the
purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole
discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal five-day
period by the Fund's Board of Directors
under the following conditions authorized by the Investment Company Act of 1940:
(1) for any period (a) during which the
New York Stock Exchange is closed,
other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted;
(2) for any period during which an
emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or
(3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

SIGNATURE GUARANTEES

Signature guarantees normally reduce
the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss.
Signature guarantees are required in
connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear
together with the signature(s) of the
registered owner(s), on:

(1)     a written request for redemption,

(2)     a  separate  instrument  of
assignment,  which  should specify
the total number of shares to be
redeemed (this "stock power" may
be obtained from the Fund or from
most banks or stock brokers), or

 (3)    all stock certificates tendered for
redemption.

MANAGEMENT AND
INVESTMENT COUNSEL

As a part of the Management
Agreement, Jones & Babson, Inc. employs
at its own expense David L. Babson & Co.
Inc., as its investment counsel.  David L.
Babson & Co. Inc. was founded in 1940 as
a private investment research and
counseling organization.   On June 30,
1995 David L. Babson & Co. Inc. became
a wholly-owned subsidiary of
Massachusetts Mutual Life Insurance
Company.  David L. Babson & Co. Inc.
serves individual, corporate and other
institutional clients and participates with
Jones & Babson in the management of
nine Babson no-load mutual funds.


The aggregate management fee paid to
Jones & Babson, Inc. during the most
recent fiscal year ended June 30, 1995,
from which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, was $613,654. The
 .95% annual fee charged by Jones &
Babson, Inc. covers all normal operating costs of the Fund. As a result, it is higher than the fees of some other advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund.
Yet, Jones & Babson's charges compare
favorably with these other advisers when all expenses to Fund shareholders (i.e., operating expenses as a percent of average net assets) are taken into account.

David L. Babson & Co. has an
experienced investment analysis and
research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of David L. Babson & Co.
Inc. is included in the services of Jones &
Babson, Inc.  For its investment
supervisory services and counsel, Jones &
Babson, Inc. pays David L. Babson & Co.
Inc. a fee computed on an annual basis at the rate of .25% of the average daily total net assets of the Fund. During the most recent fiscal year ended June 30, 1995, Jones & Babson, Inc. paid David L.
Babson & Co. Inc. fees amounting to
$156,465.


HOW SHARE PRICE IS
DETERMINED

The net asset value per share of each
Fund Portfolio is computed once daily,
Monday through Friday, at the specific
time during the day that the Board of
Directors of each Fund sets at least
annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Years Day   January 1
Martin Luther   Third Monday
King Day*       in January
Presidents' Holiday     Third Monday
	in February
Good Friday     Friday before
	Easter
Memorial Day    Last Monday
	in May
Independence Day        July 4
Labor Day       First Monday
	in September
Columbus Day*   Second Monday
	in October
Veterans' Day*  November 11
Thanksgiving Day        Fourth Thursday
	in November
Christmas Day   December 25

*       Money Market Portfolio only.

OFFICERS AND DIRECTORS

The Fund is managed by Jones &
Babson subject to the supervision and
control of the Board of Directors.
Following is a list of the officers and
directors of the Fund.  Unless noted
otherwise, the address of each officer and director is Three Crown Center, 2440
Pershing Road, Suite G-15, Kansas City,
Missouri 64108. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.


*       Larry D. Armel, President and
Director.
President and Director, Jones & Babson,
Inc., David L. Babson Growth Fund, Inc.,
D.L. Babson Money Market Fund, Inc.,
Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value
Fund Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund,
Inc., Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund,
Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc.;  Trustee and
President, D. L. Babson Bond Trust.

Francis C. Rood, Director.
Retired, 6429 West 92nd Street, Overland
Park, Kansas 66212.  Formerly, Group
Vice President-Administration of
Hallmark Cards, Inc.; Director, David L.
Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund Inc.,
Shadow Stock Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.; Trustee,
D.L. Babson Bond Trust.

William H. Russell, Director.
Financial Consultant, 645 West 67th
Street, Kansas City, Missouri 64113;
previously Vice President, United
Telecommunications, Inc.; Director,
David L. Babson Growth Fund, Inc., D.
L. Babson Money Market Fund, Inc.,
Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value
Fund, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund,
Inc.; Trustee,  D. L. Babson Bond Trust.

__________________________________

*       Directors who are interested persons as
that term is defined in the Investment
Company Act of 1940, as amended.

H. David Rybolt, Director.
Consultant, HDR Associates, P.O. Box
2468, Shawnee Mission, Kansas 66202;
Director, David L. Babson Growth Fund,
Inc., D.L. Babson Money Market Fund,
Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund,
Inc.; Trustee, D.L. Babson Bond Trust.

P. Bradley Adams, Vice President and
Treasurer.
Vice President and Treasurer, Jones &
Babson, Inc., David L. Babson Growth
Fund, Inc., D.L. Babson Money Market
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory International
Fund, Inc., D.L. Babson Bond Trust,
Scout Stock Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc.,
Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc.

Michael A. Brummel, Vice President,
Assistant Secretary and Assistant
Treasurer.
Vice President, Jones & Babson, Inc.,
David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund, Inc.,
Shadow Stock Fund, Inc., Babson-Stewart
Ivory International Fund, Inc., D.L.
Babson Bond Trust, Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund,
Inc., Scout WorldWide Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.

Martin A. Cramer, Vice President and
Secretary.
Vice President and Secretary, Jones &
Babson, Inc., David L. Babson Growth
Fund, Inc., D.L. Babson Money Market
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory International
Fund, Inc., D.L. Babson Bond Trust,
Scout Stock Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc.,
Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc.

Edward L. Martin, Vice President.
Executive Vice President and Director,
David L. Babson & Co. Inc., One
Memorial Drive, Cambridge,
Massachusetts 02142; Vice President,
D.L. Babson Money Market Fund, Inc.,
D.L. Babson Bond Trust.

None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones &
Babson, Inc. under the provisions of the Management Agreement.

Messrs. Rood, Russell and Rybolt have
no financial interest in, nor are they
affiliated with, either Jones & Babson, Inc.
or David L. Babson & Co. Inc.

The Audit Committee of the Board of
Directors is composed of Messrs. Rood,
Russell and Rybolt.

The Officers and Directors of the Fund
as a group own less than 1% of the Fund.

The Fund will not hold annual meetings
except as required by the Investment
Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25 percent of all the votes entitled to be cast at the meeting. The Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

The Fund's assets are held for
safekeeping by an independent custodian,
UMB Bank, n.a.  This  means the bank,
rather than the Fund, has possession of the Fund's cash and securities. The custodian bank is not responsible for the Fund's investment management or administration.
But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the
Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There is no charge to the Fund.

INDEPENDENT PUBLIC
ACCOUNTANTS

The Fund's financial statements are
examined annually by independent public
accountants approved by the directors
each year, and in years in which an annual meeting is held the directors may submit their selection of independent public accountants to the shareholders for ratification. Arthur Andersen LLP, P.O.
Box 13406, Kansas City, Missouri 64199,
is the Fund's present independent public accountant.

Reports to shareholders will be
published at least semiannually.

OTHER JONES & BABSON FUNDS

The Fund is one of nine no-load funds
comprising the Babson Mutual Fund
Group managed by Jones & Babson, Inc.
in association with its investment counsel, David L. Babson & Co. Inc. The other funds are:

EQUITY FUNDS

DAVID L. BABSON GROWTH
FUND, INC. was organized in 1960
with the objective of long-term growth
of both capital and dividend income
through investment in the common
stocks of well-managed companies
which have a record of long-term above-
average growth of both earnings and
dividends.

BABSON ENTERPRISE FUND,
INC. was organized in 1983 with the
objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies with market capital of $15 million to $300 million at the time of purchase. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. This
Fund is currently closed to new
shareholders.

BABSON ENTERPRISE FUND II,
INC. was organized in 1991 with the
objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies which at the time of purchase are considered by the
Investment Adviser to be realistically
valued in the smaller company sector of
the market. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards.

BABSON VALUE FUND, INC. was
organized in 1984 with the objective of
long-term growth of capital and income
by investing in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets.

SHADOW STOCK FUND, INC. was
organized in 1987 with the objective of
long-term growth of capital that can be
exposed to above-average risk in
anticipation of greater-than-average
rewards.  The Fund expects to reach its
objective by investing in small company
stocks called "Shadow Stocks", i.e.,
stocks that combine the characteristics
of "small stocks" (as ranked by market
capitalization) and "neglected stocks"
(least held by institutions and least
covered by analysts).

BABSON-STEWART IVORY
INTERNA-TIONAL FUND, INC. was
organized in 1987 with the objective of
seeking a favorable total return (from
market appreciation and income) by
investing primarily in a diversified
portfolio of equity securities (common
stocks and securities convertible into
common stocks) of established
companies whose primary business is
carried on outside the United States.

FIXED INCOME FUNDS

D.L. BABSON BOND TRUST was
organized in 1944, and has been
managed by Jones & Babson, Inc. since
1972, with the objective of a high level of current income and reasonable stability of principal. It offers two portfolios - Portfolio L and Portfolio S.

D. L. BABSON MONEY MARKET
FUND, INC. was organized in 1979 to
provide investors the opportunity to
manage their money over the short term
by investing in high-quality short-term
debt instruments for the purpose of
maximizing income to the extent
consistent with safety of principal and
maintenance of liquidity. It offers two portfolios - Prime and Federal. Money market funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that the funds will maintain a stable net asset value.

A prospectus for any of the Funds may
be obtained from Jones & Babson, Inc.,
Three Crown Center, 2440 Pershing Road,
Suite G-15, Kansas City, Missouri 64108.

Jones & Babson, Inc. also sponsors and
manages six mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial
Corporation.  They are: Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund,
Inc. and  Scout WorldWide Fund, Inc.

Jones & Babson, Inc. also sponsors and
manages the Buffalo Fund Group of
Mutual Funds.  They are:  Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc. and
Buffalo USA Global Fund, Inc.

MUNICIPAL SECURITIES
DESCRIBED
AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

Municipal securities include bonds and
other debt obligations issued by or on
behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of
municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the
revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

The Fund may invest in industrial
development bonds, the interest from
which is exempt from federal income tax.
Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to
"substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not the Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan
Notes, Short-Term Discount Notes and
Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available.
Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of the Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry a risk of default.
Through careful selection and supervision, and concentration in the higher-quality investment grade issues, management intends to reduce this risk.

Prices of outstanding municipal
securities will fluctuate with changes in the interest rates on new issues. Thus, the price of the Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from the Fund's primary objective of the highest quality and maturity characteristics of the Portfolio.

Municipal securities are not traded as
actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular Portfolio holding, its interim pricing for the purpose of the daily valuation of the Fund shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method which is commonly used by Funds and other investors who own municipal securities is called matrix pricing.

From time to time, proposals have been
introduced in Congress to restrict or
eliminate the federal income tax exemption for interest on municipal securities.
Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal securities for investment by the Fund would be adversely affected. In such event, the Fund would re-evaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

RATINGS OF MUNICIPAL
SECURITIES

The ratings of bonds by Moody's and
Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal
Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating.
Because revenue bonds in general are
payable from specifically pledged
revenues, the essential element in the
security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the
same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants.
Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

 S&P'S RATINGS

AAA Prime - These are obligations of
the highest quality. They have the
strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period
of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline.
Debt burden is moderate.  A strong
revenue structure appears more than
adequate to meet future expenditure
requirements.  Quality of management
appears superior.

Revenue Bonds - Debt service coverage
has been, and is expected to remain,
substantial.  Stability of the pledged
revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions
(including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment
characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest
payments on bonds in this category are
regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is
some weakness, either in the local
economic base, in debt burden, in the
balance between revenues and
expenditures, or in quality of management.
Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage
is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent.
Management performance appears
adequate.

MOODY'S RATINGS OF
MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are
judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are
judged to be of high quality by all
standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess
many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

MOODY'S RATINGS OF
MUNICIPAL NOTES

MIG 1:  The best quality, enjoying
strong protection from established cash
flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2:  High quality, with margins of
protection ample, although not so large as in the preceding group.

MIG 3:  Favorable quality, with all
security elements accounted for, but
lacking the undeniable strength of the
preceding grades.  Market access for
refinancing, in particular, is likely to be less well established.

COMMERCIAL PAPER RATINGS

Moody's . . . Moody's commercial paper
rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)     evaluation of the management of the
issuer;

(2)     economic evaluation  of the issuer's
industry or industries and an
appraisal of speculative type risks
which may be inherent in certain
areas;

(3)     evaluation of the issuer's products in
relation to competition and customer
acceptance;

(4)     liquidity;

(5)     amount and quality of long-term
debt;

(6)     trend of earnings over a period of ten
years;

(7)     financial strength of a parent
company and relationships which
exist with the issuer; and

(8)     recognition by the management of
obligations which may be present or
may arise as a result of public
interest questions and preparations
to meet such obligations.

S&P . . . Standard & Poor's commercial
paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"     Issues  assigned this  highest rating
are regarded as having the greatest
capacity for timely payment.  Issues in
this category are further refined with
the designations 1, 2 and 3 to indicate
the relative degree of safety.

"A-1"   This designation indicates
that the degree of safety
regarding timely payment is very
strong.

"A-2"   Capacity for timely
payment on issues with this
designation is strong. However,
the relative degree of safety is
not as overwhelming.

"A-3"   Issues carrying this
designation have a satisfactory
capacity for timely payment.
They are, however, somewhat
more vulnerable to the adverse
effects of changes in
circumstances than obligations
carrying the higher designations.

"B"     Issues rated "B" are regarded as
having only an adequate capacity for
timely payment.  Furthermore, such
capacity may be damaged by changing
conditions or short-term adversities.

"C"     This rating is assigned to short-term
debt obligations with a doubtful
capacity for payment.

"D"     This rating indicates that the issuer
is either in default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS


The audited financial statements of the
Fund which are contained in the June 30, 1995 Annual Report to Shareholders, are incorporated herein by reference.

				PART C

			  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

	  Herewith are all financial statements and exhibits filed as a part of this registration statement:

	  (a)  Financial Statements:

	       Included in Part A - Prospectus:

		      Per Share Capital and Income Changes

	       Included in Part B - Statement of Additional Information:

		      The audited financial statements contained in the most recent Annual Report to Shareholders of David L. Babson Growth Fund, Inc., are incorporated by reference into Part B. of this Registration
		      Statement.

	       Included in Part C - Other Information:

		      Consents of Independent Public Accountants
		      Arthur Andersen & Co.

	  (b) *(1)  Registrant   s Articles of Incorporation.

	      *(2)  Registrant   s Bylaws.

	       (3) Not applicable, because there is no voting trust agreement.

	      *(4) Specimen copy of each security to be issued by the registrant.

	      *(5)  (a)  Form of Management Agreement between
			 Jones & Babson, Inc. and the Registrant.

		    (b)  Form of Investment Counsel Agreement
			 between Jones & Babson, Inc. and David L.
			 Babson & Co. Inc.

	      *(6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the
		    Registrant.

	       (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers.

	      *(8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company.

	       (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others.

	      (10)  Opinion and consent of counsel as to the
		    legality of the registrant   s securities being
		    registered. (To be supplied annually pursuant to Rule 24f-2 of the Investment Company Act of 1940.)

	     *(11)  The consent of Arthur Andersen & Co.,
		    Independent Public Accountants.
		    (to be supplied by further amendment)

	      (12)  Not applicable.

	     *(13) Letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

	      (14)  Not Applicable.

	      (15)  Not applicable.

	     *(16)  Schedule for computation of performance
		    quotations.

	      (17)  Copies of Powers of Attorney pursuant to Rule
		    402(c).

*Previously filed and incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
	  REGISTRANT.

	       NONE

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

	  The number of record holders of each class of securities of the Registrant as of October 20, 1995, is as follows:

	       (1)                                (2)
	  Title of class                Number of Record Holders

	  Common Stock $0.10 par value                  524
	  Portfolio S - Shorter Term

	  Common Stock $0.10 par value                  759
	  Portfolio L - Longer Term

	  Common Stock $0.10 par value                  344
	  Portfolio MM - Money Market

Item 27.  INDEMNIFICATION.

	  Under the terms of the Maryland General Corporation Law and
	  the company   s By-laws, the company shall indemnify any
	  person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

	  (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither
	       interested persons      of the company as defined in
	       Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

	  (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

	  No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

	  The principal business of Jones & Babson, Inc. is the management of the Babson family of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsoredby various organizations eligible to be prototype plan sponsors.

	  The principal business of David L. Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients. It supervises assets in excess of $3,000,000,000.

Item 29.  PRINCIPAL UNDERWRITERS.

	  (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Value Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Bond Trust, Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., UMB Stock Fund, Inc., UMB Bond Fund, Inc., UMB Money Market Fund, Inc. and UMB Tax-Free Money Market Fund, Inc. and UMB Qualified Dividend Fund, Inc.

	  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal  Position and Offices   Positions and Offices
_Business Address_  __with Underwriter__   ___with Registrant___

Stephen S. Soden         Chairman and Director         None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Larry D. Armel           President and Director        President and

Three Crown Center                                     Director
2440 Pershing Road
Kansas City, MO 64108

Giorgio Balzer           Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

J. William Sayler        Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Edward S. Ritter         Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Robert N. Sawyer         Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Vernon W. Voorhees       Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

P. Bradley Adams    Vice President            Vice President
Three Crown Center
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

Michael A Brummel   Vice President            Vice President
Three Crown Center
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

Martin A. Cramer    Vice President            Vice President
Three Crown Center  and Secretary             and Secretary
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

	  (c) The principal underwriter does not receive any remuneration or compansation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

	  Each account, book or otherdocument required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES.

	  All management services are covered in the management agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

Item 32.  DISTRIBUTION EXPENSES.

	  Not applicable.

Item 33.  UNDERTAKINGS.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

				  D. L. BABSON TAX-FREE INCOME FUND, INC.
					     (Registrant)

				  By  Larry D. Armel
				     (Larry D. Armel, President)

	Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #22 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel          President, Principal            October 26, 1995
Larry D. Armel          Executive Officer, and Director

H. David Rybolt         Director                        October 26, 1995
H. David Rybolt*


William H. Russell      Director                        October 26, 1995
William H. Russell*

Francis C. Rood         Director                        October 26, 1995
Francis C. Rood*

P. Bradley Adams        Treasurer and Principal         October 26, 1995
P. Bradley Adams        Financial and Accounting Officer

			    *Signed pursuant to Power of Attorney

			     By Larry D. Armel
				Attorney-in Fact

REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer    Attorney                                October 26, 1995
John G. Dyer



ARTHUR ANDERSEN LLP

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation by reference of our report dated August 4, 1995, included in the D. L. Babson Tax-Free Income Fund, Inc.'s Annual Report for the year ended
June 30, 1995 (and all references to our Firm) included in or made a part of this Post-effective Amendment No. 22 to the Registration Statement File No. 2-79132 under the Securities Act of 1933 and Amendment No. 23 to the Registration Statement File No. 811-3558 under the Investment Company Act of 1940 on Form N-1A.

                                           Arthur Andersen LLP

Kansas City, Missouri,
October 25, 1995